Document and Entity Information	Jun. 28, 2019
Risk/Return:
Registrant Name	Delaware Group Income Funds
Document Type	497
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Central Index Key	0000027825
Document Effective Date	Jun. 28, 2019
Document Creation Date	Jun. 28, 2019
Prospectus Date	Nov. 28, 2018
Entity Inv Company Type	N-1A
Delaware Floating Rate Fund | Class A
Risk/Return:
Trading Symbol	DDFAX
Delaware Floating Rate Fund | Class C
Risk/Return:
Trading Symbol	DDFCX
Delaware Floating Rate Fund | Class R
Risk/Return:
Trading Symbol	DDFFX
Delaware Floating Rate Fund | Institutional Class
Risk/Return:
Trading Symbol	DDFLX